Accrued Liabilities - Components of Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities
Accrued product related costs	$ 5,216	$ 5,429
Accrued Income taxes	3,346	2,666
Accrued property and other taxes	2,547	1,718
Dividends payable	1,336	1,342
Remediation reserves	3,918	5,116	3,847
Other accrued liabilities	8,993	10,975
Accrued Liabilities, Current, Total	$ 25,356	$ 27,246